Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST II
iShares Securitized Income Active ETF
(the “Fund”)
Supplement dated August 5, 2025 to the
Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”) of the Fund,
each dated July 23, 2025
Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The second paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the second paragraph of the section of the Prospectus entitled “Additional Information on Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non-agency mortgage-backed securities and may invest in other non-agency securities issued by banks and other financial institutions. Non-agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”), including distressed securities, or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the section of the Prospectus entitled “More Information About the Fund— A Further Discussion of Principal Risks” are amended to add the following as a principal risk of the Fund:

•
Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

The section of the Summary Prospectus entitled “Summary of Principal Risks—Collateralized Loan Obligations Risk” and the section of the Prospectus entitled “More Information About the Fund—A Further Discussion of Principal Risks—Collateralized Loan Obligations Risk” are deleted in their entirety and replaced with the following:

•
Collateralized Loan Obligations Risk. The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which the Fund will invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on Fund management’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Fund management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, the proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet the Fund’s redemption obligations. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

iShares Securitized Income Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST II
iShares Securitized Income Active ETF
(the “Fund”)
Supplement dated August 5, 2025 to the
Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”) of the Fund,
each dated July 23, 2025
Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The second paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the second paragraph of the section of the Prospectus entitled “Additional Information on Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non-agency mortgage-backed securities and may invest in other non-agency securities issued by banks and other financial institutions. Non-agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”), including distressed securities, or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the section of the Prospectus entitled “More Information About the Fund— A Further Discussion of Principal Risks” are amended to add the following as a principal risk of the Fund:

•
Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

The section of the Summary Prospectus entitled “Summary of Principal Risks—Collateralized Loan Obligations Risk” and the section of the Prospectus entitled “More Information About the Fund—A Further Discussion of Principal Risks—Collateralized Loan Obligations Risk” are deleted in their entirety and replaced with the following:

•
Collateralized Loan Obligations Risk. The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which the Fund will invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on Fund management’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Fund management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, the proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet the Fund’s redemption obligations. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.